Document and Entity Information	Oct. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	INTERNATIONAL STEM CELL CORPORATION
Entity Central Index Key	0001355790
Entity Emerging Growth Company	false
Entity File Number	000-51891
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4494098
Entity Address, Address Line One	5950 Priestly Drive
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	940-6383
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false